Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
American Beacon S&P 500 Index Fund (Prospectus Summary) | American Beacon S&P 500 Index Fund | Institutional Class
Risk/Return:
Trading Symbol	AASPX
American Beacon S&P 500 Index Fund (Prospectus Summary) | American Beacon S&P 500 Index Fund | Investor Class
Risk/Return:
Trading Symbol	AAFPX